Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiary guarantee information
Schedule of subsidiary guarantee information [Table Text Block]
Condensed consolidating statements of operations
in 2020	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,363	11,515		13,878	1,633		(1,592)	13,919
Interest expense	(2,549)	(5,369)		(7,918)	(1,649)		1,596	(7,971)
Net interest income	(186)	6,146		5,960	(16)		4	5,948
Commissions and fees	3,952	7,898		11,850	18		(15)	11,853
Trading revenues	436	2,742		3,178	12		105	3,295
Other revenues	2,006	(491)		1,515	2,723	[2]	(2,945)	1,293
Net revenues	6,208	16,295		22,503	2,737		(2,851)	22,389
Provision for credit losses	14	1,078		1,092	0		4	1,096
Compensation and benefits	2,627	6,233		8,860	84		946	9,890
General and administrative expenses	2,540	5,422		7,962	(13)		(1,426)	6,523
Commission expenses	225	1,031		1,256	2		(2)	1,256
Restructuring expenses	27	95		122	0		35	157
Total other operating expenses	2,792	6,548		9,340	(11)		(1,393)	7,936
Total operating expenses	5,419	12,781		18,200	73		(447)	17,826
Income/(loss) before taxes	775	2,436		3,211	2,664		(2,408)	3,467
Income tax expense/(benefit)	139	558		697	(5)		109	801
Net income/(loss)	636	1,878		2,514	2,669		(2,517)	2,666
Net income/(loss) attributable to noncontrolling interests	(2)	5		3	0		(6)	(3)
Net income/(loss) attributable to shareholders	638	1,873		2,511	2,669		(2,511)	2,669
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2020	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	636	1,878		2,514	2,669	(2,517)	2,666
Gains/(losses) on cash flow hedges	0	177		177	0	1	178
Foreign currency translation	(1,608)	(1,406)		(3,014)	12	(63)	(3,065)
Unrealized gains/(losses) on securities	0	(17)		(17)	0	0	(17)
Actuarial gains/(losses)	(13)	(31)		(44)	0	7	(37)
Net prior service credit/(cost)	0	(4)		(4)	0	(144)	(148)
Gains/(losses) on liabilities related to credit risk	2	149		151	37	14	202
Other comprehensive income/(loss), net of tax	(1,619)	(1,132)		(2,751)	49	(185)	(2,887)
Comprehensive income/(loss)	(983)	746		(237)	2,718	(2,702)	(221)
Comprehensive income/(loss) attributable to noncontrolling interests	(7)	(48)		(55)	0	46	(9)
Comprehensive income/(loss) attributable to shareholders	(976)	794		(182)	2,718	(2,748)	(212)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,040	16,140		20,180	1,307		(1,303)	20,184
Interest expense	(4,191)	(8,940)		(13,131)	(1,343)		1,307	(13,167)
Net interest income	(151)	7,200		7,049	(36)		4	7,017
Commissions and fees	3,217	7,854		11,071	23		64	11,158
Trading revenues	543	1,230		1,773	(68)		34	1,739
Other revenues	2,058	735		2,793	3,565	[2]	(3,788)	2,570
Net revenues	5,667	17,019		22,686	3,484		(3,686)	22,484
Provision for credit losses	14	310		324	0		0	324
Compensation and benefits	2,772	6,333		9,105	101		830	10,036
General and administrative expenses	2,193	5,395		7,588	(37)		(1,423)	6,128
Commission expenses	213	1,063		1,276	1		(1)	1,276
Total other operating expenses	2,406	6,458		8,864	(36)		(1,424)	7,404
Total operating expenses	5,178	12,791		17,969	65		(594)	17,440
Income/(loss) before taxes	475	3,918		4,393	3,419		(3,092)	4,720
Income tax expense/(benefit)	167	1,131		1,298	0		(3)	1,295
Net income/(loss)	308	2,787		3,095	3,419		(3,089)	3,425
Net income/(loss) attributable to noncontrolling interests	5	9		14	0		(8)	6
Net income/(loss) attributable to shareholders	303	2,778		3,081	3,419		(3,081)	3,419
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	308	2,787		3,095	3,419	(3,089)	3,425
Gains/(losses) on cash flow hedges	0	86		86	14	0	100
Foreign currency translation	(284)	(711)		(995)	(15)	(15)	(1,025)
Unrealized gains/(losses) on securities	0	21		21	0	(1)	20
Actuarial gains/(losses)	(7)	(17)		(24)	0	350	326
Net prior service credit/(cost)	0	1		1	0	216	217
Gains/(losses) on liabilities related to credit risk	(73)	(1,665)		(1,738)	(65)	(57)	(1,860)
Other comprehensive income/(loss), net of tax	(364)	(2,285)		(2,649)	(66)	493	(2,222)
Comprehensive income/(loss)	(56)	502		446	3,353	(2,596)	1,203
Comprehensive income attributable to noncontrolling interests	4	3		7	0	1	8
Comprehensive income/(loss) attributable to shareholders	(60)	499		439	3,353	(2,597)	1,195
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,086	15,537		19,623	932		(942)	19,613
Interest expense	(4,210)	(8,288)		(12,498)	(983)		877	(12,604)
Net interest income	(124)	7,249		7,125	(51)		(65)	7,009
Commissions and fees	3,725	8,017		11,742	26		122	11,890
Trading revenues	474	(18)		456	88		80	624
Other revenues	2,006	(509)		1,497	2,020	[2]	(2,120)	1,397
Net revenues	6,081	14,739		20,820	2,083		(1,983)	20,920
Provision for credit losses	(1)	246		245	0		0	245
Compensation and benefits	2,653	6,211		8,864	58		698	9,620
General and administrative expenses	1,944	5,124		7,068	0		(1,270)	5,798
Commission expenses	229	1,030		1,259	0		0	1,259
Restructuring expenses	237	291		528	0		98	626
Total other operating expenses	2,410	6,445		8,855	0		(1,172)	7,683
Total operating expenses	5,063	12,656		17,719	58		(474)	17,303
Income/(loss) before taxes	1,019	1,837		2,856	2,025		(1,509)	3,372
Income tax benefit	261	873		1,134	1		226	1,361
Net income/(loss)	758	964		1,722	2,024		(1,735)	2,011
Net income/(loss) attributable to noncontrolling interests	6	(13)		(7)	0		(6)	(13)
Net income/(loss) attributable to shareholders	752	977		1,729	2,024		(1,729)	2,024
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	758	964		1,722	2,024	(1,735)	2,011
Gains/(losses) on cash flow hedges	0	(7)		(7)	(3)	0	(10)
Foreign currency translation	142	(463)		(321)	(11)	7	(325)
Unrealized gains/(losses) on securities	0	(18)		(18)	0	1	(17)
Actuarial gains/(losses)	22	9		31	0	(422)	(391)
Net prior service credit/(cost)	0	(10)		(10)	0	(125)	(135)
Gains/(losses) on liabilities related to credit risk	28	1,414		1,442	83	129	1,654
Other comprehensive income/(loss), net of tax	192	925		1,117	69	(410)	776
Comprehensive income/(loss)	950	1,889		2,839	2,093	(2,145)	2,787
Comprehensive income/(loss) attributable to noncontrolling interests	6	(9)		(3)	0	(12)	(15)
Comprehensive income/(loss) attributable to shareholders	944	1,898		2,842	2,093	(2,133)	2,802
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2020	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,327	135,880		138,207	277	628	139,112
Interest-bearing deposits with banks	8	1,222		1,230	445	(377)	1,298
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,245	47,888		79,133	0	0	79,133
Securities received as collateral	1,495	49,278		50,773	0	0	50,773
Trading assets	34,570	122,941		157,511	0	(173)	157,338
Investment securities	0	605		605	52,061	(52,059)	607
Other investments	490	4,889		5,379	49,911	(49,878)	5,412
Net loans	7,196	293,145		300,341	0	(8,433)	291,908
Goodwill	649	3,106		3,755	0	671	4,426
Other intangible assets	208	29		237	0	0	237
Brokerage receivables	14,916	21,027		35,943	0	(2)	35,941
Other assets	12,980	23,594		36,574	782	2,281	39,637
Total assets	106,084	703,604		809,688	103,476	(107,342)	805,822
Liabilities and equity (CHF million)
Due to banks	33	16,387		16,420	2,442	(2,439)	16,423
Customer deposits	1	392,038		392,039	0	(1,118)	390,921
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	5,040	18,904		23,944	0	(93)	23,851
Obligation to return securities received as collateral	1,495	49,278		50,773	0	0	50,773
Trading liabilities	12,877	32,994		45,871	0	0	45,871
Short-term borrowings	5,894	15,414		21,308	4,700	(5,140)	20,868
Long-term debt	42,291	117,988		160,279	53,009	(52,201)	161,087
Brokerage payables	12,564	9,091		21,655	0	(2)	21,653
Other liabilities	9,916	20,424		30,340	648	446	31,434
Total liabilities	90,111	672,518		762,629	60,799	(60,547)	762,881
Total shareholders' equity	15,920	30,344		46,264	42,677	(46,264)	42,677
Noncontrolling interests	53	742		795	0	(531)	264
Total equity	15,973	31,086		47,059	42,677	(46,795)	42,941

Total liabilities and equity	106,084	703,604		809,688	103,476	(107,342)	805,822
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,642	98,402		101,044	277	558	101,879
Interest-bearing deposits with banks	10	663		673	489	(421)	741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,905	80,092		106,997	0	0	106,997
Securities received as collateral	2,921	37,298		40,219	0	0	40,219
Trading assets	35,339	118,556		153,895	1	(99)	153,797
Investment securities	0	1,004		1,004	32,853	(32,851)	1,006
Other investments	621	5,013		5,634	49,780	(49,748)	5,666
Net loans	11,907	292,118		304,025	0	(7,246)	296,779
Goodwill	715	3,245		3,960	0	703	4,663
Other intangible assets	276	15		291	0	0	291
Brokerage receivables	17,012	18,636		35,648	0	0	35,648
Other assets	12,843	24,226		37,069	625	1,915	39,609
Total assets	111,191	679,268		790,459	84,025	(87,189)	787,295
Liabilities and equity (CHF million)
Due to banks	63	16,679		16,742	2,287	(2,285)	16,744
Customer deposits	1	384,949		384,950	0	(1,167)	383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	5,799	21,842		27,641	0	(108)	27,533
Obligation to return securities received as collateral	2,921	37,298		40,219	0	0	40,219
Trading liabilities	8,468	29,718		38,186	0	0	38,186
Short-term borrowings	8,720	20,149		28,869	0	(484)	28,385
Long-term debt	43,821	107,179		151,000	37,596	(36,591)	152,005
Brokerage payables	15,213	10,470		25,683	0	0	25,683
Other liabilities	9,414	20,992		30,406	498	139	31,043
Total liabilities	94,420	649,276		743,696	40,381	(40,496)	743,581
Total shareholders' equity	16,713	29,407		46,120	43,644	(46,120)	43,644
Noncontrolling interests	58	585		643	0	(573)	70
Total equity	16,771	29,992		46,763	43,644	(46,693)	43,714

Total liabilities and equity	111,191	679,268		790,459	84,025	(87,189)	787,295
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 2020	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	3,981	(10,144)		(6,163)	(81)	[2]	(270)	(6,514)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1	(521)		(520)	45		(44)	(519)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(7,244)	26,463		19,219	0		0	19,219
Purchase of investment securities	0	(402)		(402)	(12,644)		12,644	(402)
Proceeds from sale of investment securities	0	629		629	0		0	629
Maturities of investment securities	0	184		184	0		0	184
Investments in subsidiaries and other investments	(17)	(193)		(210)	0		0	(210)
Proceeds from sale of other investments	132	545		677	0		1	678
(Increase)/decrease in loans	3,860	(10,839)		(6,979)	0		1,244	(5,735)
Proceeds from sales of loans	0	3,860		3,860	0		0	3,860
Capital expenditures for premises and equipment and other intangible assets	(293)	(751)		(1,044)	0		(144)	(1,188)
Proceeds from sale of premises and equipment and other intangible assets	0	45		45	0		0	45
Other, net	3	110		113	0		0	113
Net cash provided by/(used in) investing activities	(3,558)	19,130		15,572	(12,599)		13,701	16,674
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	(26)	21,361		21,335	155		(126)	21,364
Increase/(decrease) in short-term borrowings	(2,166)	(3,124)		(5,290)	0		44	(5,246)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(245)	(1,224)		(1,469)	0		5	(1,464)
Issuances of long-term debt	223,638	(165,997)		57,641	13,644		(13,276)	58,009
Repayments of long-term debt	(221,868)	179,100		(42,768)	0		0	(42,768)
Sale of treasury shares	0	0		0	0		12,364	12,364
Repurchase of treasury shares	0	0		0	(882)		(12,371)	(13,253)
Dividends paid	0	(10)		(10)	(716)		10	(716)
Other, net	168	766		934	480		36	1,450
Net cash provided by/(used in) financing activities	(499)	30,872		30,373	12,681		(13,314)	29,740
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(239)	(2,380)		(2,619)	(1)		(47)	(2,667)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(315)	37,478		37,163	0		70	37,233

Cash and due from banks at beginning of period [3]	2,642	98,402		101,044	277		558	101,879
Cash and due from banks at end of period [3]	2,327	135,880		138,207	277		628	139,112
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 2019	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(4,694)	(13,724)		(18,418)	(141)	[2]	135	(18,424)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	12	399		411	9		(9)	411
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	8,321	65		8,386	0		0	8,386
Purchase of investment securities	0	(557)		(557)	(9,396)		9,396	(557)
Proceeds from sale of investment securities	0	6		6	0		0	6
Maturities of investment securities	0	1,007		1,007	942		(942)	1,007
Investments in subsidiaries and other investments	(34)	(250)		(284)	(10)		9	(285)
Proceeds from sale of other investments	516	617		1,133	48		(23)	1,158
(Increase)/decrease in loans	93	(17,402)		(17,309)	0		1,965	(15,344)
Proceeds from sales of loans	0	4,612		4,612	0		0	4,612
Capital expenditures for premises and equipment and other intangible assets	(397)	(736)		(1,133)	0		(160)	(1,293)
Proceeds from sale of premises and equipment and other intangible assets	0	30		30	0		0	30
Other, net	27	510		537	6		0	543
Net cash provided by/(used in) investing activities	8,538	(11,699)		(3,161)	(8,401)		10,236	(1,326)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	6	24,678		24,684	923		(754)	24,853
Increase/(decrease) in short-term borrowings	(809)	7,720		6,911	0		8	6,919
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(397)	3,888		3,491	0		(110)	3,381
Issuances of long-term debt	206,056	(171,145)		34,911	10,396		(10,344)	34,963
Repayments of long-term debt	(208,631)	162,341		(46,290)	(942)		942	(46,290)
Issuances of common shares	0	0		0	(10)		10	0
Sale of treasury shares	0	0		0	3		9,621	9,624
Repurchase of treasury shares	0	0		0	(1,916)		(9,620)	(11,536)
Dividends paid	(1)	(10)		(11)	(728)		43	(696)
Other, net	75	133		208	768		(5)	971
Net cash provided by/(used in) financing activities	(3,701)	27,605		23,904	8,494		(10,209)	22,189
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(41)	(554)		(595)	1		(13)	(607)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	102	1,628		1,730	(47)		149	1,832

Cash and due from banks at beginning of period [3]	2,540	96,774		99,314	324		409	100,047
Cash and due from banks at end of period [3]	2,642	98,402		101,044	277		558	101,879
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 2018	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(8,326)	20,860		12,534	(215)	[2]	564	12,883
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	11	(375)		(364)	(5)		(58)	(427)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,936	(24,308)		(1,372)	0		0	(1,372)
Purchase of investment securities	0	(683)		(683)	(8,793)		8,793	(683)
Proceeds from sale of investment securities	0	255		255	0		0	255
Maturities of investment securities	0	567		567	290		(290)	567
Investments in subsidiaries and other investments	(99)	(447)		(546)	(10)		9	(547)
Proceeds from sale of other investments	540	1,230		1,770	4		(2)	1,772
(Increase)/decrease in loans	310	(14,011)		(13,701)	0		1,201	(12,500)
Proceeds from sales of loans	0	5,981		5,981	0		(1)	5,980
Capital expenditures for premises and equipment and other intangible assets	(307)	(682)		(989)	0		(106)	(1,095)
Proceeds from sale of premises and equipment and other intangible assets	0	80		80	0		(50)	30
Other, net	5	337		342	0		0	342
Net cash provided by/(used in) investing activities	23,396	(32,056)		(8,660)	(8,514)		9,496	(7,678)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	(213)	2,219		2,006	609		(807)	1,808
Increase/(decrease) in short-term borrowings	(1,298)	(1,687)		(2,985)	0		(5)	(2,990)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,127)	7,075		(2,052)	0		0	(2,052)
Issuances of long-term debt	119,547	(86,239)		33,308	8,805		(8,941)	33,172
Repayments of long-term debt	(124,405)	80,547		(43,858)	(290)		297	(43,851)
Sale of treasury shares	0	0		0	0		11,693	11,693
Repurchase of treasury shares	0	0		0	(757)		(11,684)	(12,441)
Dividends paid	(2)	(13)		(15)	(661)		10	(666)
Other, net	(120)	(374)		(494)	829		9	344
Net cash provided by/(used in) financing activities	(15,618)	1,528		(14,090)	8,535		(9,428)	(14,983)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	30	(10)		20	2		(12)	10
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(518)	(9,678)		(10,196)	(192)		620	(9,768)

Cash and due from banks at beginning of period [3]	3,058	106,452		109,510	516		(211)	109,815
Cash and due from banks at end of period [3]	2,540	96,774		99,314	324		409	100,047
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 6 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.